Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Year Ended December 31,	2017	2016	2015
Cash paid for interest:
Continuing operations	$448	$407	$349
Discontinued operations	70	8	—
Total	$518	$415	$349

Year Ended December 31,	2017	2016	2015
Cash paid for income taxes:
Continuing operations	$365	$373	$199
Discontinued operations	26	119	84
Total	$391	$492	$283

Year Ended December 31,	2017	2016	2015
Noncash investing and financing activities:
Shares received in split-off of CBS Radio (Note 4)	$1,007	$—	$—
Noncash additions to property and equipment	$31	$—	$—
Equipment acquired under capitalized leases	$5	$10	$3